Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Shareholders' Equity	Shareholders’ Equity
Common Stock

The following table presents total dividends declared per share of common stock:

	Year Ended December 31,
	2023	2022	2021
Cash dividends declared per share	$2.08	$2.00	$1.86
Preferred Stock

Dividends on the preferred stock are non-cumulative and payable when declared by the Company’s Board or a duly authorized committee of the Board. The Company issued depositary shares, each of which represents a fractional ownership interest in a share of the Company’s preferred stock. The preferred stock has no stated maturity, and redemption is solely at the option of the Company in whole or in part after the earliest redemption date at the liquidation preference plus declared and unpaid dividends. Prior to the redemption date, the Company has the option to redeem in whole, but not in part, upon the occurrence of a regulatory capital treatment event. The following table presents a summary of the non-cumulative perpetual preferred stock as of December 31, 2023:

Preferred Stock Issue (Dollars in millions)	Issuance Date		Earliest Redemption Date	Liquidation Amount	Carrying Amount	Dividend Rate		Dividend Payments
Series I	12/6/2019	(1)	12/15/2024	$173	$168	Variable	(2)	Quarterly
Series J	12/6/2019	(1)	12/15/2024	103	92	Variable	(3)	Quarterly
Series L	12/6/2019	(1)	12/15/2024	750	766	Variable	(4)	Quarterly	(9)
Series M	12/6/2019	(1)	12/15/2027	500	516	5.125%	(5)	Semi-annually	(10)
Series N	7/29/2019		9/1/2024	1,700	1,683	4.800	(6)	Semi-annually
Series O	5/27/2020		6/1/2025	575	559	5.250		Quarterly
Series P	6/1/2020		12/1/2025	1,000	992	4.950	(7)	Semi-annually
Series Q	6/19/2020		9/1/2030	1,000	992	5.100	(8)	Semi-annually
Series R	8/3/2020		9/1/2025	925	905	4.750		Quarterly
Total				$6,726	$6,673
(1)Converted security from previously issued SunTrust preferred stock. Each outstanding share of SunTrust perpetual preferred stock was converted into the right to receive one share of an applicable newly issued series of Truist preferred stock having substantially the same terms as such share of SunTrust preferred stock.
(2)Dividend rate is the greater of 4.00% or 3-month SOFR plus 0.79161%. Prior to the transition to SOFR, the dividend rate was the greater of 4.00% or 3-month LIBOR plus 0.530%.
(3)Dividend rate is the greater of 4.00% or 3-month SOFR plus 0.90661%. Prior to the transition to SOFR, the dividend rate was the greater of 4.00% or 3-month LIBOR plus 0.645%.
(4)Dividend rate is the greater of 3-month SOFR plus 3.36361%. From June 15, 2022 to the transition to SOFR, the dividend rate was of 3-month LIBOR plus 3.102%. Prior to June 15, 2022, fixed dividend rate of 5.05%.
(5)Fixed dividend rate will reset on December 15, 2027, then dividend rate will be 3-month SOFR plus 3.04761%.
(6)Fixed dividend rate will reset on September 1, 2024, and on each following fifth anniversary of the reset date to the five-year U.S. Treasury rate plus 3.003%.
(7)Fixed dividend rate will reset on December 1, 2025, and on each following fifth anniversary of the reset date to the five-year U.S. Treasury rate plus 4.605%.
(8)Fixed dividend rate will reset on September 1, 2030, and on each following tenth anniversary of the reset date to the ten-year U.S. Treasury rate plus 4.349%.
(9)Dividend payments became quarterly on September 15, 2022.
(10)Dividend payments become quarterly after dividend rate reset.

Redemptions

During 2021, the Company redeemed all 18,000 outstanding shares of its perpetual preferred stock series F and the corresponding depositary shares representing fractional interests in such series for $450 million, all 20,000 outstanding shares of its perpetual preferred stock series G and the corresponding depositary shares representing fractional interests in such series for $500 million, and all 18,600 outstanding shares of its perpetual preferred stock series H and the corresponding depositary shares representing fractional interests in such series for $465 million. This preferred stock redemption was in accordance with the terms of the Company’s Articles of Incorporation.

Noncontrolling Interest

During 2021, an indirect subsidiary of Truist Bank redeemed all 1,000 outstanding shares of its Series B Non-Cumulative Exchangeable Preferred Stock for $100 million. Regular dividends were paid separately.
Refer to “Note 2. Discontinued Operations” and “Note 3. Business Combinations, Divestitures, and Noncontrolling Interests” for additional information related to the sale of TIH.